Business Combinations and Asset Acquisitions (Tables)	12 Months Ended
Feb. 24, 2023
Business Combination and Asset Acquisition [Abstract]
Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
The following table summarizes the purchased identified intangible assets and the respective fair value and useful life of each asset at the date of acquisition:

Other Intangible Assets	Useful Life (Years)	Fair Value
Trademark	9.0	$4.6
Dealer relationships	13.0	3.8
Know-how and designs	9.0	3.3
		$11.7
The following table summarizes the purchased identified intangible assets and the respective fair value and useful life of each asset at the date of acquisition:

Other Intangible Assets	Useful Life (Years)	Fair Value
Dealer relationships	10.0	$21.5
Trademark	9.0	14.0
Know-how and designs	9.0	12.0
Backlog	0.7	4.3
		$51.8

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Based on the current amount of intangible assets subject to amortization, the estimated amortization expense for each of the following five years is as follows:

Fiscal Year Ending in February	Amount
2024	$17.1
2025	17.4
2026	17.1
2027	16.9
2028	13.7
$82.2
Future events, such as acquisitions, divestitures or impairments, may cause these amounts to vary.
The fair values of the purchased intangible assets are being amortized on a straight-line basis over their useful lives. The following table summarizes the estimated future amortization expense for the next five years as of February 24, 2023:

Fiscal Year Ending in February	Amount
2024	$1.1
2025	1.1
2026	1.1
2027	1.1
2028	1.1
$5.5
The fair values of the purchased intangible assets are being amortized on a straight-line basis over their useful lives. The following table summarizes the estimated future amortization expense for the next five years as of February 24, 2023:

Fiscal Year Ending in February	Amount
2024	$5.0
2025	5.1
2026	5.0
2027	5.0
2028	5.0
$25.1